Offerings - Offering: 1	Mar. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
(1)	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.